Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment

17 Property, plant and equipment

Accounting policy

Property, plant and equipment are stated in the statement of financial position at cost less accumulated depreciation. No depreciation is provided on freehold land. Freehold buildings and long leaseholds are depreciated over their estimated useful lives up to a maximum of 50 years. Short leases are written off over the duration of the lease. Depreciation is provided on other assets on a straight-line basis over their estimated useful lives as follows:

–    land and buildings: land – not depreciated; leasehold improvements – shorter of life of lease and 10 years;

–    fixtures and equipment: plant – 3 to 20 years; office furniture, fixtures and fittings – 5 to 10 years; computer systems, communication networks and equipment – 3 to 7 years.

	2019			2018
	Land and buildings £m	Fixtures and equipment £m	Total £m	Land and buildings £m	Fixtures and equipment £m	Total £m
Cost
At start of year	223	640	863	217	599	816
Acquisitions	1	—	1	—	5	5
Capital expenditure	5	42	47	5	51	56
Disposals/reclassified as held for sale	(8)	(59)	(67)	(8)	(40)	(48)
Exchange translation differences	(8)	(21)	(29)	9	25	34
At end of year	213	602	815	223	640	863

Accumulated depreciation
At start of year	146	519	665	137	485	622
Charge for the year	9	49	58	9	53	62
Disposals/reclassified as held for sale	(7)	(59)	(66)	(6)	(40)	(46)
Exchange translation differences	(5)	(17)	(22)	6	21	27
At end of year	143	492	635	146	519	665

Net book amount	70	110	180	77	121	198

No depreciation is provided on freehold land of £14m (2018: £14m).

Amounts relating to right of use assets under IFRS 16 can be found in note 23.